Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£) yr	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2016 GBP (£) yr
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price | £	£ 46.450	£ 37.810	£ 27.250
Term (years) | yr	3.0	3.0	3.0
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price | £	£ 47.740	£ 43.000	£ 28.460
Expected dividend yield	2.27%	2.05%	2.55%
Risk-free interest rate	0.84%	0.10%	0.36%
Volatility	25.00%	24.00%	24.00%
Term (years) | yr	3.0	3.0	3.0